Schedule I -CONDENSED STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total revenues	$ 145,436	$ 146,561	$ 143,531
EXPENSES
Administrative expenses	(9,861)	(8,916)	(9,910)
Equity in earnings (losses) of joint ventures	6,078	17,938	5,139
Interest expense	(27,692)	(26,814)	(30,085)
Net income (loss)	52,741	77,622	59,190
Parent Company | Reportable Legal Entities
Total revenues	0	0	0
EXPENSES
Administrative expenses	(6,473)	(5,822)	(8,608)
Equity in earnings of subsidiaries	60,315	68,359	66,521
Equity in earnings (losses) of joint ventures	6,078	17,938	5,139
Interest income	11,205	93	83
Interest expense	(18,242)	(2,938)	(3,934)
Other items, net	(142)	(8)	(11)
Net income (loss)	52,741	77,622	59,190
Share of subsidiaries unrealized losses on cash flow hedges	(12,217)	(2,290)	3,335
Share of subsidiaries income tax benefit	(389)	(299)	(347)
Comprehensive income	$ 40,135	$ 75,033	$ 62,178